UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03910
Voyageur Tax Free Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026

Nomura Tax-Free Minnesota Fund
(formerly, Macquarie Tax-Free Minnesota Fund)
Class A : DEFFX
Semiannual shareholder report | February 28, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free Minnesota Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$42	0.81%
^	Annualized.
Fund statistics (as of February 28, 2026)
Fund net assets	$548,600,661
Total number of portfolio holdings*	296
Total advisory fees paid (during reporting period)	$1,094,077
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.22%
Education Revenue Bonds	19.92%
Local General Obligation Bonds	18.05%
Transportation Revenue Bonds	9.16%
State General Obligation Bonds	4.62%
Special Tax Revenue Bonds	3.93%
Electric Revenue Bonds	3.20%
Housing Revenue Bonds	3.05%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.53%
Lease Revenue Bonds	1.90%

State and territory allocation
Minnesota	94.57%
Puerto Rico	4.01%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5317614)
TSSR-DEFFX-0426
Nomura Tax-Free Minnesota Fund
(formerly, Macquarie Tax-Free Minnesota Fund)
Class C : DMOCX
Semiannual shareholder report | February 28, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free Minnesota Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$80	1.56%
^	Annualized.
Fund statistics (as of February 28, 2026)
Fund net assets	$548,600,661
Total number of portfolio holdings*	296
Total advisory fees paid (during reporting period)	$1,094,077
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.22%
Education Revenue Bonds	19.92%
Local General Obligation Bonds	18.05%
Transportation Revenue Bonds	9.16%
State General Obligation Bonds	4.62%
Special Tax Revenue Bonds	3.93%
Electric Revenue Bonds	3.20%
Housing Revenue Bonds	3.05%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.53%
Lease Revenue Bonds	1.90%

State and territory allocation
Minnesota	94.57%
Puerto Rico	4.01%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5317614)
TSSR-DMOCX-0426
Nomura Tax-Free Minnesota Fund
(formerly, Macquarie Tax-Free Minnesota Fund)
Institutional Class : DMNIX
Semiannual shareholder report | February 28, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free Minnesota Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$29	0.56%
^	Annualized.
Fund statistics (as of February 28, 2026)
Fund net assets	$548,600,661
Total number of portfolio holdings*	296
Total advisory fees paid (during reporting period)	$1,094,077
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.22%
Education Revenue Bonds	19.92%
Local General Obligation Bonds	18.05%
Transportation Revenue Bonds	9.16%
State General Obligation Bonds	4.62%
Special Tax Revenue Bonds	3.93%
Electric Revenue Bonds	3.20%
Housing Revenue Bonds	3.05%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.53%
Lease Revenue Bonds	1.90%

State and territory allocation
Minnesota	94.57%
Puerto Rico	4.01%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5317614)
TSSR-DMNIX-0426

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Nomura Minnesota High-Yield Municipal Bond Fund
(formerly, Macquarie Minnesota High-Yield Municipal Bond Fund)
Nomura Tax-Free Minnesota Fund
(formerly, Macquarie Tax-Free Minnesota Fund)
Financial statements and other information
For the six months ended February 28, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund	February 28, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 95.69%
Education Revenue Bonds — 27.28%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$ 843,394
Series A 4.00% 7/1/37	850,000	836,493
Series A 4.25% 7/1/47	750,000	656,130
Series A 4.375% 7/1/52	250,000	214,083
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.125% 6/15/54	1,000,000	935,710
5.25% 6/15/64	1,500,000	1,390,725
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	220,000	220,165
Series A 5.00% 7/1/34	350,000	350,185
Series A 5.00% 7/1/45	360,000	350,111
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,000,140
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy)
Series A 144A 6.25% 2/1/45 #	640,000	652,838
Series A 144A 6.375% 2/1/55 #	700,000	695,170
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 4.50% 8/1/26	125,000	125,059
Series A 5.375% 8/1/50	975,000	975,088
Series A 5.75% 8/1/44	585,000	585,310
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	234,664
Series A 5.00% 7/1/47	710,000	618,197

(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	636,187
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	1,000,540
Series A 5.00% 7/1/44	495,000	485,432

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	$ 1,261,596
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	649,876
Series A 144A 5.50% 7/1/52 #	1,130,000	977,687
Series A 144A 5.50% 7/1/57 #	880,000	747,270
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
4.75% 8/1/43	750,000	731,542
5.00% 8/1/53	570,000	533,891
5.25% 8/1/39	675,000	675,337
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School Project) Series A 5.00% 9/1/44	1,775,000	1,617,061
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	627,690
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,525,090
(Great River School Project) Series A 144A 5.50% 7/1/52 #	440,000	423,768
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	715,000	726,983
Series A 5.00% 9/1/43	1,000,000	1,007,340
Series A 5.00% 9/1/55	1,100,000	1,027,081
Series A 5.75% 9/1/46	500,000	501,450
Series A 6.00% 9/1/51	3,500,000	3,509,030
(Nova Classical Academy Project)
5.50% 9/1/55	555,000	555,200
5.625% 9/1/65	335,000	335,546
Series A 4.125% 9/1/47	590,000	515,277

(Twin Cities Academy Project) Series A 6.125% 7/1/65	1,000,000	1,002,320

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project) Series A 144A 4.75% 7/1/29 #	200,000	$ 201,788
(Nova Classical Academy Project) Series A 4.00% 9/1/36	765,000	757,266
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy) 144A 5.50% 6/1/63 #	2,500,000	2,363,850
(Woodbury Leadership Academy Project)
4.00% 7/1/41	890,000	787,765
Series A 4.00% 7/1/51	1,140,000	865,511
Series A 4.00% 7/1/56	790,000	575,602
Series A 6.00% 7/1/65	1,000,000	1,006,250
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	657,006
Series A 5.00% 11/1/48	1,700,000	1,386,588
Minnesota Health & Education Facilities Authority Revenue
(Macalester College)
5.00% 3/1/51	295,000	309,673
5.25% 3/1/56	295,000	313,618
5.50% 3/1/66	1,000,000	1,073,920
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,254,862
5.00% 5/1/47	3,000,000	2,785,800

(Carleton College) 4.00% 3/1/47	1,500,000	1,475,610
(Green Bonds) Series A 5.00% 10/1/32	500,000	553,410
(Gustavus Adolphus College) 5.00% 10/1/47	2,350,000	2,352,514
(Macalester College)
3.00% 3/1/40	365,000	340,355
3.00% 3/1/43	325,000	284,382
4.00% 3/1/48	600,000	572,376

(Minneapolis College of Art & Design) 4.00% 5/1/26	100,000	100,028

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
5.00% 10/1/52	750,000	$ 715,058
Series A 4.00% 10/1/38	920,000	902,879
Series A 5.00% 10/1/45	1,000,000	999,080

(St. Olaf College) 4.00% 10/1/46	935,000	893,738
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	301,521
Series B 5.00% 10/1/39	1,000,000	1,003,850
Series B 5.00% 10/1/47	1,055,000	1,036,390
(University of St. Thomas)
4.00% 10/1/37	300,000	306,918
4.00% 10/1/44	100,000	99,228
5.00% 10/1/34	450,000	481,667
Series A 4.125% 10/1/53	1,325,000	1,236,278
Series A 5.00% 10/1/49	1,250,000	1,289,462
Series B 5.00% 10/1/52	1,000,000	1,017,930
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	250,000	247,828
University of Minnesota Revenue
Series A 5.00% 9/1/42	900,000	921,285
		63,227,942
Electric Revenue Bonds — 1.45%
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	110,137
Series AAA 5.25% 7/1/26 ‡	95,000	63,413
Series CCC 5.25% 7/1/27 ‡	650,000	433,875
Series WW 5.00% 7/1/28 ‡	585,000	390,487
Series XX 4.75% 7/1/26 ‡	105,000	70,088
Series XX 5.25% 7/1/40 ‡	295,000	196,912
Series XX 5.75% 7/1/36 ‡	370,000	246,975
Series ZZ 4.75% 7/1/27 ‡	85,000	56,738
Series ZZ 5.25% 7/1/26 ‡	130,000	86,775
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/46	1,100,000	1,153,702

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	$ 563,586
		3,372,688
Healthcare Revenue Bonds — 38.00%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	359,260
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	731,430
5.00% 9/1/43	1,000,000	1,000,110
5.00% 9/1/58	1,175,000	1,093,102
Series A 5.50% 9/1/55	625,000	637,288
Series A 5.625% 9/1/65	1,000,000	1,025,460
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	490,000	256,721
Fourth Tier Series D 7.25% 1/1/52	1,495,000	657,815
Second Tier Series B 5.00% 1/1/47	535,000	293,865
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,265,357
(Ecumen Obligated Group)
Series A 6.125% 3/1/44	1,100,000	1,138,159
Series A 6.125% 3/1/49	300,000	300,102
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,315,862
City of Brainerd, Minnesota Senior Housing and Healthcare Revenue
(Pinecrest of Country Manor Project) Series A 6.00% 5/1/60	1,775,000	1,810,305
City of Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35 ‡	626,098	438,268

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	$ 228,180
5.00% 9/1/52	1,500,000	1,290,555
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	496,039
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	185,048
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34 ‡	750,000	586,635
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	90,000	48,150
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,625,000	1,626,836
(North Memorial Health Care) 4.00% 9/1/35	300,000	295,488
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	936,520
City of Minneapolis, Minnesota
(University Gateway Project) 5.00% 12/1/45	1,440,000	1,567,685
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/39	1,900,000	1,924,890
4.00% 11/15/40	1,000,000	1,006,090
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,471,202
Series A 5.00% 11/15/32	1,250,000	1,251,038
Series A 5.00% 11/15/49	1,000,000	995,950

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	$ 1,603,763
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/40	1,740,000	1,942,884
5.00% 8/15/42	2,000,000	2,179,040
City of Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	394,630
4.20% 8/1/49	1,500,000	1,103,880
City of Oakdale, Minnesota Housing & Health Care Revenue
(Ebenezer Obligated Group) Series A 5.70% 12/1/50	1,500,000	1,521,300
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,200,000	1,200,804
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	1,500,000	1,568,880
5.00% 11/15/57	1,000,000	1,036,750
Series A 4.25% 11/15/50	1,605,000	1,599,222
Series A 4.375% 11/15/53	2,215,000	2,215,044
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	600,246
Series A 5.00% 9/1/32	1,000,000	1,011,220
Series A 5.00% 9/1/35	350,000	352,863
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	755,000	717,552
City of Shakopee, Minnesota Senior Housing Revenue
(Benedictine Senior Living Obligated Group – Windermere Way Project) 5.875% 11/1/65	1,000,000	1,016,490

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Bonifacius, Minnesota Health Care Revenue
(Augustana Chapel View Homes, Inc. Project) 6.50% 6/1/60	1,790,000	$ 1,823,813
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	2,039,760
4.00% 5/1/50	2,500,000	2,275,625
City of St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	923,100
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	619,381
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,479,785
Series A 5.00% 11/15/47	1,875,000	1,877,400

(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	999,900
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	1,900,000	1,654,729
City of Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,150,000	1,076,952
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	497,370
4.00% 8/1/38	500,000	500,315
4.00% 8/1/39	400,000	400,200
4.00% 8/1/44	350,000	331,310
5.00% 8/1/35	150,000	150,830
5.00% 8/1/54	1,250,000	1,233,025
City of West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,378,875

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	1,995,000	$ 1,850,801
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	334,983
Series A 5.00% 4/1/40	315,000	312,108
Series A 5.00% 4/1/48	185,000	168,833
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,489,485
Series A 4.00% 7/1/41	1,155,000	1,037,144
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	400,000	401,056
Series A 5.00% 2/15/53	1,590,000	1,598,125
Series A 5.00% 2/15/58	6,940,000	6,966,580
Series A 5.25% 2/15/58	2,000,000	2,016,140
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	403,659
Series B 5.25% 6/15/52	1,000,000	1,037,650
Lakes Area Economic Development Authority
(Vivie – Nelson Care Center Project) Series A 5.70% 11/1/51	800,000	808,808
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	2,050,000	1,878,866
5.25% 1/1/47	500,000	529,965
5.25% 1/1/54	650,000	676,481
		88,071,032
Housing Revenue Bonds — 3.77%
City of Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	909,190
City of Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	749,985

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43 (FNMA)	750,000	$ 756,983
Minnesota Housing Finance Agency Residential Housing Finance Revenue
(Social Bonds)
Series F 2.40% 7/1/46 (GNMA) (FNMA) (FHLMC)	1,250,000	915,387
Series F 4.85% 7/1/45 (GNMA) (FNMA) (FHLMC)	1,600,000	1,647,280
Minnesota Housing Finance Agency Revenue
Series A-1 4.90% 8/1/66	350,000	352,079
Series D 5.50% 7/1/53 (GNMA) (FNMA) (FHLMC)	800,000	856,480
Series I 2.20% 1/1/51	635,000	419,913
Series O 4.45% 7/1/38 (GNMA) (FNMA) (FHLMC)	805,000	849,991
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,274,975
		8,732,263
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.18%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	1,008,450
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy) Sub-Series A 4.00% 12/1/52 •	1,000,000	1,022,530
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	5,350,214
		7,381,194
Lease Revenue Bonds — 1.26%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	1,250,000	1,213,825
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.00% 2/1/38	880,000	893,640

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
Series A 4.50% 2/1/33	345,000	$ 351,472
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	453,505
		2,912,442
Local General Obligation Bonds — 7.46%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	750,000	608,498
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	800,000	810,656
City of Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	1,278,199
3.00% 12/1/38	1,970,000	1,920,967
3.00% 12/1/42	1,000,000	893,380
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	2,930,000	2,759,005
City of Virginia, Minnesota
Series A 4.00% 2/1/38 (AG)	1,000,000	1,010,900
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	207,470
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	487,208
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,243,450
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	600,000	621,288
Series C 4.00% 3/1/43	575,000	585,850
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	513,750

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Rice County, Minnesota
(State Credit Enhancement Program) Series A-1 4.00% 2/1/52	1,500,000	$ 1,455,615
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	1,077,330
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	150,000	151,347
Series A 4.00% 2/1/45	325,000	326,771
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/41	435,000	446,371
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	890,470
		17,288,525
Pre-Refunded Bond — 0.33%
Duluth Independent School District No. 709
Series A 4.20% 3/1/34-27 §	750,000	764,025
		764,025
Special Tax Revenue Bonds — 3.68%
City of Minneapolis, Minnesota Tax Increment Revenue
(Village of St. Anthony Falls Project) 4.00% 3/1/27	500,000	500,175
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.653% 11/1/43 •	1,420,214	971,072
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.505% 7/1/51 ^	5,075,000	1,335,232
Series A-1 4.75% 7/1/53	1,405,000	1,370,044
Series A-1 5.00% 7/1/58	1,100,000	1,079,672
Series A-1 5.74% 7/1/46 ^	1,271,000	457,191
Series A-2 4.536% 7/1/53	3,000,000	2,814,840
		8,528,226
State General Obligation Bonds — 2.42%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,070,000	1,072,204
Series A-1 4.00% 7/1/46	1,000,000	902,840

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 8/1/43	3,250,000	$ 3,630,640
		5,605,684
Transportation Revenue Bonds — 6.86%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	3,500,000	3,226,300
Series B 5.00% 1/1/32 (AMT)	330,000	353,097
Series B 5.00% 1/1/39 (AMT)	500,000	523,760
Series B 5.00% 1/1/47 (AMT)	250,000	255,485
Series B 5.00% 1/1/49 (AMT)	600,000	606,024
Series B 5.25% 1/1/42 (AMT)	1,000,000	1,100,190
Series B 5.25% 1/1/44 (AMT)	1,000,000	1,076,340
Series B 5.25% 1/1/49 (AMT)	2,310,000	2,395,516
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,163,920
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,204,868
		15,905,500
Total Municipal Bonds (cost $226,195,484)		221,789,521
	Principal amount
Short-Term Investments — 2.89%
Variable Rate Demand Note — 2.89%
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series D 2.00% 11/15/64 (LOC - Barclays Bank)¤	6,700,000	6,700,000
Total Short-Term Investments (cost $6,700,000)		6,700,000
Total Value of Securities—98.58% (cost $232,895,484)		228,489,521

Receivables and Other Assets Net of Liabilities—1.42%		3,281,970
Net Assets Applicable to 22,872,882 Shares Outstanding—100.00%		$231,771,491
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2026, the aggregate value of Rule 144A securities was $14,921,712, which represents 6.44% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2026.
Summary of abbreviations:
AG – Aktiengesellschaft
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Tax-Free Minnesota Fund	February 28, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.58%
Education Revenue Bonds — 19.92%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.25% 7/1/47	1,550,000	$ 1,356,002
Series A 4.375% 7/1/52	1,250,000	1,070,413
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.00% 6/15/44	2,000,000	1,965,240
5.125% 6/15/54	1,500,000	1,403,565
5.25% 6/15/64	1,500,000	1,390,725
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	150,000	150,079
Series A 5.00% 7/1/45	1,705,000	1,658,164
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/40	500,000	500,340
Series A 5.50% 7/1/50	2,000,000	2,000,280
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy) Series A 144A 6.50% 2/1/65 #	1,250,000	1,248,050
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	405,808
Series A 5.375% 8/1/50	2,290,000	2,290,206
Series A 5.50% 8/1/36	1,000,000	1,001,000
Series A 5.75% 8/1/44	1,895,000	1,896,004
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	763,906
Series A 5.00% 7/1/47	2,290,000	1,993,903
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/44	2,545,000	2,495,805
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	1,000,000	979,390
Series A 5.50% 6/1/57	500,000	450,570

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	775,000	$ 780,673
Series A 144A 5.375% 7/1/42 #	880,000	828,828
Series A 144A 5.50% 7/1/52 #	1,440,000	1,245,903
Series A 144A 5.50% 7/1/57 #	1,120,000	951,070
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	225,000	225,113
5.50% 8/1/49	2,800,000	2,799,944
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	475,000	475,057
Series A 5.00% 9/1/44	1,565,000	1,425,746
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	732,305
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	3,110,000	2,710,303
(Great River School Project) Series A 144A 5.50% 7/1/52 #	735,000	707,886
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	375,000	381,285
Series A 5.00% 9/1/55	1,000,000	933,710
Series A 5.75% 9/1/46	1,000,000	1,002,900
(Nova Classical Academy Project)
5.625% 9/1/65	1,000,000	1,001,630
Series A 4.125% 9/1/47	825,000	720,513

(Twin Cities Academy Project) Series A 6.125% 7/1/65	1,250,000	1,252,900
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	100,894
Series A 144A 5.25% 7/1/33 #	140,000	142,036

(Nova Classical Academy Project) Series A 4.00% 9/1/36	70,000	69,292

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy)
144A 5.25% 6/1/45 #	1,000,000	$ 982,700
144A 5.50% 6/1/63 #	2,750,000	2,600,235

(Woodbury Leadership Academy Project) Series A 4.00% 7/1/51	1,500,000	1,138,830
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	375,432
Series A 5.00% 11/1/48	3,355,000	2,736,472
Minnesota Health & Education Facilities Authority Revenue
(Macalester College)
5.00% 3/1/51	705,000	740,067
5.25% 3/1/56	705,000	749,492
5.50% 3/1/66	1,500,000	1,610,880
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/37	1,500,000	1,505,835
(Carleton College)
4.00% 3/1/47	3,775,000	3,713,618
5.00% 3/1/53	2,900,000	3,039,084

(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	906,700
(College of St. Scholastica)
4.00% 12/1/33	500,000	494,175
4.00% 12/1/34	500,000	490,120
4.00% 12/1/40	1,200,000	1,109,292

(Gustavus Adolphus College) 5.00% 10/1/47	6,850,000	6,857,329
(Macalester College) 4.00% 3/1/42	735,000	737,198
(St. Catherine University)
5.00% 10/1/52	2,250,000	2,145,172
Series A 4.00% 10/1/36	925,000	925,536
Series A 5.00% 10/1/32	715,000	741,577
Series A 5.00% 10/1/45	4,155,000	4,151,177
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	500,655
Series 8-I 5.00% 10/1/33	250,000	250,318

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
3.00% 10/1/38	1,000,000	$ 954,970
3.00% 10/1/41	1,000,000	911,510
4.00% 10/1/46	565,000	540,067
4.00% 10/1/50	700,000	639,163
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	955,000	959,842
Series B 5.00% 10/1/38	1,000,000	1,004,440
Series B 5.00% 10/1/39	940,000	943,619
Series B 5.00% 10/1/40	625,000	626,931
Series B 5.00% 10/1/47	1,060,000	1,041,302
(University of St. Thomas)
4.00% 10/1/44	545,000	540,793
5.00% 10/1/33	750,000	805,748
5.00% 10/1/34	800,000	856,296
Series A 4.00% 10/1/34	400,000	406,312
Series A 4.125% 10/1/53	1,000,000	933,040
Series A 5.00% 10/1/49	2,475,000	2,553,136
Series B 5.00% 10/1/52	1,500,000	1,526,895

(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,878,532
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	612,576
4.00% 11/1/42 (AMT)	1,500,000	1,486,965
St. Paul, Minnesota Independent School District No. 625 Revenue
Series A 5.00% 2/1/43	2,100,000	2,296,560
University of Minnesota Revenue
Series A 5.00% 9/1/42	1,100,000	1,126,015
Series A 5.00% 11/1/42	2,000,000	2,129,880
Series A 5.00% 1/1/43	1,250,000	1,380,550
Series A 5.00% 1/1/44	1,000,000	1,093,700
		109,258,174
Electric Revenue Bonds — 3.20%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AG)	300,000	293,871

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
City of Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/47	1,395,000	$ 1,407,011
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/33	365,000	370,489
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/30	500,000	501,020
5.00% 10/1/33	1,205,000	1,207,036
Series A 5.00% 10/1/30	1,300,000	1,302,652
Series A 5.00% 10/1/34	750,000	751,193
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	287,025
Series AAA 5.25% 7/1/26 ‡	250,000	166,875
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,251,562
Series XX 4.75% 7/1/26 ‡	260,000	173,550
Series XX 5.75% 7/1/36 ‡	925,000	617,438
Series ZZ 4.75% 7/1/27 ‡	210,000	140,175
Series ZZ 5.25% 7/1/26 ‡	350,000	233,625
Sauk Centre Public Utilities Commission Electric Revenue
Series A 4.50% 12/1/53 (AG)	875,000	870,257
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/42	2,815,000	2,898,662
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/44	1,190,000	1,264,934
Series 1 5.00% 10/1/45	1,315,000	1,386,747
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,102,150
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,320,111
		17,546,383
Healthcare Revenue Bonds — 32.22%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	987,965
5.375% 11/1/34	545,000	545,294

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,000,000	$ 870,750
5.00% 9/1/58	1,605,000	1,493,132
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	1,585,000	830,413
Fourth Tier Series D 7.25% 1/1/52	2,580,000	1,135,226
Second Tier Series B 5.00% 1/1/47	1,640,000	900,819
Second Tier Series B 5.25% 1/1/37	480,000	287,059
Third Tier Series C 4.25% 1/1/27	85,000	75,278
Third Tier Series C 5.00% 1/1/32	400,000	237,064
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,600,000	2,570,256
(Ecumen Obligated Group) Series A 6.125% 3/1/49	1,100,000	1,100,374
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	700,000	700,119
5.00% 6/1/48	1,000,000	897,480
5.00% 6/1/53	2,450,000	2,127,384
City of Center, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	2,000,000	2,005,340
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	96,880
4.00% 9/1/39	100,000	91,272
5.00% 9/1/44	500,000	473,425
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	500,000	242,830
5.00% 5/1/44	1,500,000	726,750
5.00% 5/1/51	1,585,000	767,045

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	$ 270,084
4.00% 4/1/31	60,000	60,015
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34 ‡	660,000	516,239
5.75% 2/1/44 ‡	500,000	350,220

(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	400,000	214,000
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,500,000	2,502,825
5.00% 5/1/32	825,000	837,953
(North Memorial Health Care)
4.00% 9/1/35	350,000	344,736
5.00% 9/1/31	1,320,000	1,321,069
5.00% 9/1/32	1,000,000	1,000,760
City of Minneapolis, Minnesota
(University Gateway Project) 5.00% 12/1/45	3,560,000	3,875,665
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/38	2,000,000	2,037,380
4.00% 11/15/39	4,505,000	4,564,015
4.00% 11/15/40	3,750,000	3,772,838
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	5,877,220
Series A 5.00% 11/15/32	750,000	750,623
Series A 5.00% 11/15/33	860,000	899,190
Series A 5.00% 11/15/35	500,000	520,230
Series A 5.00% 11/15/44	1,000,000	1,000,130
Series A 5.00% 11/15/49	6,115,000	6,090,234
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	1,030,000	1,030,227
5.25% 11/1/45	1,950,000	1,904,273

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.375% 11/1/50	655,000	$ 617,920
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/42	2,325,000	2,533,134
5.00% 8/15/44	1,150,000	1,226,923
City of Oakdale, Minnesota Housing and Health Care Facilities Revenue
(Ebenezer Obligated Group) Series A 5.75% 12/1/55	1,250,000	1,265,488
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	3,520,000	3,522,358
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	7,950,000	8,315,064
5.00% 11/15/57	5,130,000	5,318,527
Series A 4.25% 11/15/50	5,000,000	4,982,000
Series A 4.375% 11/15/53	5,750,000	5,750,115
Series B 5.00% 11/15/33	1,900,000	2,239,055
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project) 5.30% 9/1/37	1,200,000	1,200,492
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,780,000	1,691,712
City of Shakopee, Minnesota Senior Housing Revenue
(Benedictine Senior Living Obligated Group – Windermere Way Project) 5.875% 11/1/65	1,500,000	1,524,735
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	7,315,000	6,631,486
4.00% 5/1/50	7,500,000	6,826,875
5.00% 5/1/54	2,500,000	2,580,075

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/46	1,795,000	$ 1,797,208
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	400,000	400,028
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,339,015
Series A 5.00% 11/15/47	3,475,000	3,479,448

(Marian Center Project) Series A 5.375% 5/1/43	500,000	499,950
City of St. Paul, Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.30% 11/1/30	345,000	345,155
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	322,842
Series A 5.00% 12/1/36	750,000	790,935
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,800,000	3,309,458
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) 5.00% 8/1/54	275,000	271,266
City of West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	244,630
4.75% 11/1/52	750,000	652,163
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	1,500,000	1,445,655
Series A 144A 5.00% 8/1/51 #	880,000	816,394
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	729,964

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/40	705,000	$ 698,528
Series A 5.00% 4/1/48	315,000	287,472
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,625,000	1,613,609
Series A 4.00% 7/1/41	550,000	493,878
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	1,600,000	1,604,224
Series A 5.00% 2/15/37	750,000	777,045
Series A 5.00% 2/15/53	8,710,000	8,754,508
Series A 5.00% 2/15/58	11,100,000	11,142,513
Series A 5.25% 2/15/58	8,000,000	8,064,560

(St. Luke’s Hospital of Duluth Obligated Group) Series A 3.00% 6/15/44	650,000	566,150
Lakes Area Economic Development Authority Revenue
(Vivie – Nelson Care Center Project) Series A 5.875% 11/1/62	1,500,000	1,505,835
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	5,450,000	4,995,034
5.25% 1/1/47	1,500,000	1,589,895
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	2,105,168
		176,770,570
Housing Revenue Bonds — 3.05%
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43 (FNMA)	1,500,000	1,513,965
Minnesota Housing Finance Agency Revenue
Series A-1 4.90% 8/1/66	500,000	502,970
Series D 5.50% 7/1/53 (GNMA) (FNMA) (FHLMC)	1,580,000	1,691,548
Series F 4.20% 7/1/38 (GNMA) (FNMA) (FHLMC)	320,000	333,463
Series F 4.50% 1/1/43 (GNMA) (FNMA) (FHLMC)	1,295,000	1,312,806
Series I 2.00% 7/1/40	905,000	691,827

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency Revenue
Series I 2.20% 1/1/51	1,195,000	$ 790,230
Series O 4.45% 7/1/38 (GNMA) (FNMA) (FHLMC)	1,610,000	1,699,983
Series O 4.65% 7/1/41 (GNMA) (FNMA) (FHLMC)	525,000	545,585
(Social Bonds)
Series F 2.40% 7/1/46 (GNMA) (FNMA) (FHLMC)	390,000	285,601
Series F 4.90% 7/1/48 (GNMA) (FNMA) (FHLMC)	1,300,000	1,317,407
Series L 4.95% 1/1/50 (GNMA) (FNMA) (FHLMC)	3,835,000	3,896,360
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	2,175,000	2,174,956
		16,756,701
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.53%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	833,430
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy)
Sub-Series A 4.00% 12/1/27	1,300,000	1,331,109
Sub-Series A 4.00% 12/1/52 •	1,625,000	1,661,611
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	10,050,000	10,050,402
		13,876,552
Lease Revenue Bonds — 1.90%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	3,750,000	3,641,475
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.125% 2/1/43	1,250,000	1,265,762
Series A 4.50% 2/1/33	250,000	254,690
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,500,000	1,360,515

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	$ 688,471
Series C 5.00% 8/1/34	1,565,000	1,567,801
Series C 5.00% 8/1/35	1,645,000	1,647,780
		10,426,494
Local General Obligation Bonds — 18.05%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	3,100,000	2,515,123
Brainerd, Minnesota Independent School District No. 181
(School Building) Series A 4.00% 2/1/42	3,500,000	3,515,190
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,045,000	1,065,743
Series A 4.00% 2/1/42	2,580,000	2,621,254
Series A 4.00% 2/1/43	2,200,000	2,229,304
City of Blaine, Minnesota
Series A 4.00% 2/1/38	1,020,000	1,083,434
Series A 4.00% 2/1/40	600,000	626,034
City of Chanhassen, Minnesota
Series A 4.00% 2/1/54	2,000,000	1,929,880
City of Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,916,680
City of Cottage Grove, Minnesota
Series A 3.00% 2/1/35	500,000	500,040
City of Duluth, Minnesota
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,001,620
City of Minneapolis, Minnesota
4.00% 12/1/40	4,885,000	5,129,934
(Green Bonds)
3.00% 12/1/37	3,500,000	3,441,305
3.00% 12/1/38	2,975,000	2,900,952
3.00% 12/1/40	1,875,000	1,762,800
3.00% 12/1/42	4,000,000	3,573,520
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	7,605,000	7,161,172

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	$ 987,440
Series A 3.00% 2/1/41	1,000,000	922,090
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,970,000	1,810,942
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	994,760
Series A 5.00% 2/1/48	1,850,000	1,928,329
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/38	1,215,000	1,273,891
Hennepin County, Minnesota
Series A 5.00% 12/1/36	7,555,000	8,707,622
Martin County West Independent School District No. 2448
(Minnesota School District Credit Enhancement Program) Series A 5.00% 2/1/41	1,000,000	1,130,500
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	1,400,000	1,449,672
Series C 4.00% 3/1/43	1,425,000	1,451,890
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	1,960,000	2,022,093
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	1,947,976
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,012,480
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 3.00% 2/1/42	1,000,000	895,820
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	1,027,500
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,256,322
4.00% 2/1/43	1,130,000	1,151,673

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Rice County, Minnesota
(State Credit Enhancement Program)
Series A 5.00% 2/1/44	580,000	$ 620,084
Series A-1 4.00% 2/1/52	3,500,000	3,396,435
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,930,000	2,950,070
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	350,000	353,143
Series A 4.00% 2/1/45	850,000	854,633
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,000,000	1,026,140
Series A 4.00% 2/1/44	1,745,000	1,760,635
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,295,000	2,155,235
Washington County, Minnesota General Obligation Capital Improvement Plan Bond
Series A 5.00% 2/1/43	1,035,000	1,149,109
Series A 5.00% 2/1/44	1,515,000	1,664,485
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	2,675,000	2,710,283
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	5,000,000	4,452,350
		99,037,587
Special Tax Revenue Bonds — 3.93%
City of St. Paul, Minnesota Sales & Use Tax Revenue
(Neighborhood and Economic Development Projects) Series C 5.00% 11/1/41	3,000,000	3,364,710
Commonwealth of Puerto Rico
(Subordinate) 2.639% 11/1/43 •	1,086,848	743,132
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	835,561
Series A-1 4.75% 7/1/53	5,295,000	5,163,260
Series A-1 5.00% 7/1/58	3,500,000	3,435,320
Series A-1 5.48% 7/1/46 ^	3,280,000	1,179,849

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 5.504% 7/1/51 ^	24,614,000	$ 6,475,944
Series A-2 4.536% 7/1/53	378,000	354,670
		21,552,446
State General Obligation Bonds — 4.62%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	1,000,000	902,840
Minnesota State
Series 2 5.00% 8/1/43	2,500,000	2,826,375
Series A 4.00% 9/1/38	625,000	654,075
Series A 5.00% 8/1/37	2,925,000	3,083,038
Series A 5.00% 8/1/39	1,630,000	1,874,924
Series A 5.00% 8/1/42	3,025,000	3,343,139
Series A 5.00% 8/1/43	6,480,000	7,238,938
Series A 5.00% 8/1/44	4,885,000	5,402,663
		25,325,992
Transportation Revenue Bonds — 9.16%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	7,500,000	6,913,500
Series B 5.00% 1/1/32 (AMT)	880,000	941,591
Series B 5.00% 1/1/36 (AMT)	5,000,000	5,666,050
Series B 5.00% 1/1/38 (AMT)	350,000	367,717
Series B 5.00% 1/1/39 (AMT)	3,715,000	3,960,497
Series B 5.00% 1/1/47 (AMT)	1,640,000	1,675,982
Series B 5.00% 1/1/49 (AMT)	6,600,000	6,666,264
Series B 5.25% 1/1/42 (AMT)	370,000	407,070
Series B 5.25% 1/1/44 (AMT)	2,200,000	2,367,948
Series B 5.25% 1/1/49 (AMT)	9,140,000	9,478,363
(Subordinate)
Series A 5.00% 1/1/44	1,200,000	1,249,176
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,333,670
Series B 5.00% 1/1/44 (AMT)	9,000,000	9,229,680
		50,257,508
Total Municipal Bonds (cost $543,216,481)		540,808,407

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)

Short-Term Investments — 0.47%
Variable Rate Demand Note — 0.47%
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series D 1.25% 11/15/64 (LOC - Barclays Bank)¤	2,600,000	$ 2,600,000
Total Short-Term Investments (cost $2,600,000)		2,600,000
Total Value of Securities—99.05% (cost $545,816,481)		543,408,407

Receivables and Other Assets Net of Liabilities—0.95%		5,192,254
Net Assets Applicable to 48,444,000 Shares Outstanding—100.00%		$548,600,661
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2026, the aggregate value of Rule 144A securities was $22,734,156, which represents 4.14% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
February 28, 2026 (Unaudited)
	Nomura Minnesota High-Yield Municipal Bond Fund	Nomura Tax-Free Minnesota Fund
Assets:
Investments, at value*	$228,489,521	$543,408,407
Cash	1,103,674	1,017,534
Interest receivable	2,635,308	5,440,624
Receivable for fund shares sold	275,756	537,415
Prepaid expenses	44,296	101,091
Other assets	1,585	4,704
Total Assets	232,550,140	550,509,775
Liabilities:
Payable for fund shares redeemed	533,104	1,198,600
Other accrued expenses	79,293	176,931
Investment management fees payable to affiliates	66,447	165,434
Accounting and administration expenses payable to non-affiliates	60,084	84,231
Distribution fees payable to affiliates	20,025	56,521
Distribution payable	16,880	221,002
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,265	3,118
Accounting and administration expenses payable to affiliates	1,173	2,397
Legal fees payable to affiliates	378	880
Total Liabilities	778,649	1,909,114
Total Net Assets	$231,771,491	$548,600,661

Net Assets Consist of:
Paid-in capital	$246,701,218	$585,963,821
Total distributable earnings (loss)	(14,929,727)	(37,363,160)
Total Net Assets	$231,771,491	$548,600,661

	Nomura Minnesota High-Yield Municipal Bond Fund	Nomura Tax-Free Minnesota Fund

Net Asset Value

Class A:
Net assets	$80,815,443	$282,324,048
Shares of beneficial interest outstanding, unlimited authorization, no par	7,974,339	24,928,904
Net asset value per share	$10.13	$11.33
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.61	$11.86

Class C:
Net assets	$6,067,515	$3,587,942
Shares of beneficial interest outstanding, unlimited authorization, no par	597,554	315,757
Net asset value per share	$10.15	$11.36

Institutional Class:
Net assets	$144,888,533	$262,688,671
Shares of beneficial interest outstanding, unlimited authorization, no par	14,300,989	23,199,339
Net asset value per share	$10.13	$11.32
*Investments, at cost	$232,895,484	$545,816,481
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended February 28, 2026 (Unaudited)
	Nomura Minnesota High-Yield Municipal Bond Fund	Nomura Tax-Free Minnesota Fund
Investment Income:
Interest	$5,259,383	$12,069,834

Expenses:
Management fees	609,700	1,469,158
Distribution expenses — Class A	98,741	349,790
Distribution expenses — Class C	29,507	19,118
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	86,150	206,186
Accounting and administration expenses	42,292	59,619
Audit and tax fees	30,552	32,014
Registration fees	19,946	38,292
Reports and statements to shareholders expenses	10,018	16,932
Legal fees	7,079	16,515
Trustees’ fees	5,532	13,541
Custodian fees	1,303	2,867
Other	18,911	38,374
	959,731	2,262,406
Less expenses waived	(172,196)	(375,081)
Less expenses paid indirectly	(1,336)	(3,065)
Total operating expenses	786,199	1,884,260
Net Investment Income (Loss)	4,473,184	10,185,574

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(21,411)	(283,738)
Net change in unrealized appreciation (depreciation) on investments	13,897,324	31,689,183
Net Realized and Unrealized Gain (Loss)	13,875,913	31,405,445
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,349,097	$41,591,019
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Minnesota High-Yield Municipal Bond Fund
	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,473,184	$8,860,601
Net realized gain (loss)	(21,411)	(1,843,952) [1]
Net increase from payment by affiliates	—	4,210[2]
Net change in unrealized appreciation (depreciation)	13,897,324	(13,396,372)
Net increase (decrease) in net assets resulting from operations	18,349,097	(6,375,513)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,509,830)	(3,215,592)
Class C	(90,538)	(208,414)
Institutional Class	(2,786,174)	(5,263,367)
	(4,386,542)	(8,687,373)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	10,950,462	13,291,664
Class C	399,001	1,220,910
Institutional Class	26,863,217	63,385,902

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,445,262	3,074,995
Class C	90,376	206,916
Institutional Class	2,741,059	5,151,224
	42,489,377	86,331,611

Statements of changes in net assets
Nomura Minnesota High-Yield Municipal Bond Fund
	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(14,661,340)	$(22,238,913)
Class C	(614,523)	(2,928,970)
Institutional Class	(24,042,063)	(55,169,688)
	(39,317,926)	(80,337,571)
Increase in net assets derived from capital share transactions	3,171,451	5,994,040
Net Increase (Decrease) in Net Assets	17,134,006	(9,068,846)

Net Assets:
Beginning of period	214,637,485	223,706,331
End of period	$231,771,491	$214,637,485
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free Minnesota Fund
	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$10,185,574	$20,211,904
Net realized gain (loss)	(283,738)	(3,237,579) [1]
Net increase from payment by affiliates	—	79,494[2]
Net change in unrealized appreciation (depreciation)	31,689,183	(29,296,516)
Net increase (decrease) in net assets resulting from operations	41,591,019	(12,242,697)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,060,766)	(10,217,914)
Class C	(54,691)	(160,655)
Institutional Class	(4,919,967)	(9,497,871)
	(10,035,424)	(19,876,440)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	9,169,536	58,699,560
Class C	31,191	897,078
Institutional Class	36,486,008	112,308,847

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,619,182	9,373,276
Class C	53,881	157,951
Institutional Class	3,868,116	7,124,515
	54,227,914	188,561,227

Statements of changes in net assets
Nomura Tax-Free Minnesota Fund
	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(28,467,058)	$(69,504,999)
Class C	(835,061)	(3,824,242)
Institutional Class	(38,536,497)	(103,349,218)
	(67,838,616)	(176,678,459)
Increase (decrease) in net assets derived from capital share transactions	(13,610,702)	11,882,768
Net Increase (Decrease) in Net Assets	17,944,893	(20,236,369)

Net Assets:
Beginning of period	530,655,768	550,892,137
End of period	$548,600,661	$530,655,768
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Nomura Minnesota High-Yield Municipal Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the six months ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.52	$10.15	$9.65	$10.08	$11.34	$11.00

0.19	0.36	0.37	0.32	0.27	0.28
0.61	(0.63)	0.49	(0.43)	(1.26)	0.34
—	—[3]	—	—	—	—
0.80	(0.27)	0.86	(0.11)	(0.99)	0.62

(0.19)	(0.36)	(0.36)	(0.32)	(0.27)	(0.28)
(0.19)	(0.36)	(0.36)	(0.32)	(0.27)	(0.28)

$10.13	$9.52	$10.15	$9.65	$10.08	$11.34

8.43%	(2.68%)[3]	9.10%	(1.06%)	(8.79%)	5.71%

$80,815	$78,092	$89,655	$91,116	$98,592	$112,606
0.84%	0.85%[5]	0.85%	0.87%	0.88%	0.89%
1.00%	1.02%[5]	1.00%	0.99%	0.98%	0.97%
3.90%	3.76%	3.74%	3.33%	2.58%	2.52%
3.74%	3.59%	3.59%	3.21%	2.48%	2.44%
4%	20%	19%	36%	23%	3%

Financial highlights
Nomura Minnesota High-Yield Municipal Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the six months ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.53	$10.17	$9.67	$10.10	$11.36	$11.02

0.15	0.29	0.30	0.25	0.19	0.20
0.62	(0.64)	0.49	(0.43)	(1.26)	0.34
—	—[3]	—	—	—	—
0.77	(0.35)	0.79	(0.18)	(1.07)	0.54

(0.15)	(0.29)	(0.29)	(0.25)	(0.19)	(0.20)
(0.15)	(0.29)	(0.29)	(0.25)	(0.19)	(0.20)

$10.15	$9.53	$10.17	$9.67	$10.10	$11.36

8.13%	(3.49%)[3]	8.28%	(1.79%)	(9.46%)	4.92%

$6,067	$5,818	$7,785	$8,163	$11,476	$14,317
1.59%	1.60%[5]	1.60%	1.62%	1.63%	1.64%
1.75%	1.77%[5]	1.75%	1.74%	1.73%	1.72%
3.15%	3.00%	2.99%	2.58%	1.82%	1.77%
2.99%	2.83%	2.84%	2.46%	1.73%	1.69%
4%	20%	19%	36%	23%	3%

Financial highlights
Nomura Minnesota High-Yield Municipal Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the six months ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.51	$10.15	$9.65	$10.07	$11.33	$11.00

0.20	0.39	0.39	0.35	0.30	0.31
0.62	(0.64)	0.49	(0.42)	(1.26)	0.33
—	—[3]	—	—	—	—
0.82	(0.25)	0.88	(0.07)	(0.96)	0.64

(0.20)	(0.39)	(0.38)	(0.35)	(0.30)	(0.31)
(0.20)	(0.39)	(0.38)	(0.35)	(0.30)	(0.31)

$10.13	$9.51	$10.15	$9.65	$10.07	$11.33

8.68%	(2.54%)[3]	9.38%	(0.71%)	(8.58%)	5.89%

$144,889	$130,727	$126,266	$104,870	$107,300	$102,787
0.59%	0.60%[5]	0.60%	0.62%	0.63%	0.64%
0.75%	0.77%[5]	0.75%	0.74%	0.73%	0.72%
4.15%	4.02%	3.99%	3.58%	2.83%	2.77%
3.99%	3.85%	3.84%	3.46%	2.73%	2.69%
4%	20%	19%	36%	23%	3%

Financial highlights
Nomura Tax-Free Minnesota Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the six months ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.68	$11.32	$10.93	$11.36	$12.70	$12.49

0.20	0.39	0.39	0.32	0.27	0.29
0.65	(0.64)	0.37	(0.42)	(1.34)	0.21
—	—[3]	—	—	—	—
0.85	(0.25)	0.76	(0.10)	(1.07)	0.50

(0.20)	(0.39)	(0.37)	(0.33)	(0.27)	(0.29)
(0.20)	(0.39)	(0.37)	(0.33)	(0.27)	(0.29)

$11.33	$10.68	$11.32	$10.93	$11.36	$12.70

8.00%	(2.26%)[3]	7.10%	(0.89%)	(8.51%)	4.05%

$282,324	$280,504	$298,904	$276,596	$317,184	$375,799
0.81%	0.82%[5]	0.83%	0.84%	0.85%	0.85%
0.95%	0.97%[5]	0.97%	0.98%	0.93%	0.93%
3.67%	3.59%	3.52%	2.89%	2.25%	2.30%
3.53%	3.44%	3.38%	2.75%	2.17%	2.22%
4%	17%	27%	35%	24%	3%

Financial highlights
Nomura Tax-Free Minnesota Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the six months ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.72	$11.36	$10.96	$11.40	$12.75	$12.53

0.16	0.31	0.31	0.24	0.18	0.20
0.64	(0.64)	0.38	(0.43)	(1.35)	0.22
—	—[3]	—	—	—	—
0.80	(0.33)	0.69	(0.19)	(1.17)	0.42

(0.16)	(0.31)	(0.29)	(0.25)	(0.18)	(0.20)
(0.16)	(0.31)	(0.29)	(0.25)	(0.18)	(0.20)

$11.36	$10.72	$11.36	$10.96	$11.40	$12.75

7.48%	(2.97%)[3]	6.39%	(1.71%)	(9.23%)	3.35%

$3,588	$4,104	$7,212	$8,592	$12,837	$17,096
1.56%	1.57%[5]	1.58%	1.59%	1.60%	1.60%
1.70%	1.72%[5]	1.72%	1.73%	1.68%	1.68%
2.92%	2.82%	2.77%	2.14%	1.50%	1.55%
2.78%	2.67%	2.63%	2.00%	1.42%	1.47%
4%	17%	27%	35%	24%	3%

Financial highlights
Nomura Tax-Free Minnesota Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the six months ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.68	$11.32	$10.93	$11.36	$12.70	$12.49

0.21	0.42	0.42	0.35	0.30	0.32
0.64	(0.64)	0.37	(0.42)	(1.34)	0.21
—	—[3]	—	—	—	—
0.85	(0.22)	0.79	(0.07)	(1.04)	0.53

(0.21)	(0.42)	(0.40)	(0.36)	(0.30)	(0.32)
(0.21)	(0.42)	(0.40)	(0.36)	(0.30)	(0.32)

$11.32	$10.68	$11.32	$10.93	$11.36	$12.70

8.03%	(2.02%)[3]	7.37%	(0.64%)	(8.28%)	4.31%

$262,689	$246,048	$244,776	$203,564	$211,322	$218,886
0.56%	0.57%[5]	0.58%	0.59%	0.60%	0.60%
0.70%	0.72%[5]	0.72%	0.73%	0.68%	0.68%
3.92%	3.84%	3.77%	3.14%	2.50%	2.55%
3.78%	3.69%	3.63%	3.00%	2.42%	2.47%
4%	17%	27%	35%	24%	3%

Notes to financial statements
Nomura Funds Minnesota municipal bond funds	February 28, 2026 (Unaudited)
Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Nomura Minnesota High-Yield Municipal Bond Fund (formerly, Macquarie Minnesota High-Yield Municipal Bond Fund through November 30, 2025), Nomura National High-Yield Municipal Bond Fund (formerly, Macquarie National High-Yield Municipal Bond Fund through November 30, 2025), Nomura Tax-Free California Fund (formerly, Macquarie Tax-Free California Fund through November 30, 2025), Nomura Tax-Free Idaho Fund (formerly, Macquarie Tax-Free Idaho Fund through November 30, 2025), and Nomura Tax-Free New York Fund (formerly, Macquarie Tax-Free New York Fund through November 30, 2025). Voyageur Tax Free Funds is organized as a Delaware statutory trust and offers Nomura Tax-Free Minnesota Fund (formerly, Macquarie Tax-Free Minnesota Fund through November 30, 2025). Voyageur Mutual Funds and Voyageur Tax Free Funds, are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Nomura Minnesota High-Yield Municipal Bond Fund and Nomura Tax-Free Minnesota Fund (each, a Fund, or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2026, and for all open tax years (years ended August 31, 2022–August 31, 2025), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended February 28, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
1. Significant Accounting Policies (continued)
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Each Fund may from time to time pay out less than all of its net investment income or pay out undistributed income from prior months (with any potential remaining deficiencies characterized as a return of capital at year end). Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Adoption of the new standard impacted each Fund’s financial statements note disclosures only, and did not affect any Fund’s financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2026, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Nomura Minnesota High-Yield Municipal Bond Fund	$1,302
Nomura Tax-Free Minnesota Fund	2,865
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2026, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Nomura Minnesota High-Yield Municipal Bond Fund	$34
Nomura Tax-Free Minnesota Fund	200
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Nomura Minnesota High-Yield Municipal Bond Fund	Nomura Tax-Free Minnesota Fund
On the first $500 million	0.5500%	0.5500%
On the next $500 million	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%
Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2025 through December 29, 2026. These waivers and reimbursements may only be terminated by agreement

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Nomura Minnesota High-Yield Municipal Bond Fund	0.59%
Nomura Tax-Free Minnesota Fund	0.56%
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from September 1, 2025 through December 29, 2026, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Nomura Minnesota High-Yield Municipal Bond Fund	0.84%	1.59%	0.59%
Nomura Tax-Free Minnesota Fund	0.81%	1.56%	0.56%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Minnesota High-Yield Municipal Bond Fund	$7,039
Nomura Tax-Free Minnesota Fund	14,381
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next

$20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended February 28, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Minnesota High-Yield Municipal Bond Fund	$7,594
Nomura Tax-Free Minnesota Fund	18,685
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, and 1.00% of the average daily net assets of the Class A, and Class C shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2026, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Nomura Minnesota High-Yield Municipal Bond Fund	$2,035
Nomura Tax-Free Minnesota Fund	4,810
For the six months ended February 28, 2026, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Nomura Minnesota High-Yield Municipal Bond Fund	$2,251
Nomura Tax-Free Minnesota Fund	3,497

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
For the six months ended February 28, 2026, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Nomura Minnesota High-Yield Municipal Bond Fund	$5,381	$23
Nomura Tax-Free Minnesota Fund	2,675	129
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
During the year ended August 31, 2025, DMC reimbursed Nomura Minnesota High-Yield Municipal Bond Fund and Nomura Tax-Free Minnesota Fund $4,210 and $79,494, respectively in connection with trade errors. These amounts are included in "Net increase from payment by affiliates" in the "Statements of changes in net assets." Payment by affiliates had no impact on total return.
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management’s US and European public investments business. The closing of this transaction resulted in the automatic termination of each Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At special shareholder meetings held on October 23, 2025 and September 30, 2025, Fund shareholders approved a new investment advisory agreement for the Nomura Minnesota High-Yield Municipal Bond Fund and Nomura Tax-Free Minnesota Fund, respectively. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and each Fund's name changes reflected below went effective.
Fund Name Prior to December 1, 2025	Fund Name Effective December 1, 2025
Macquarie Minnesota High-Yield Municipal Bond Fund	Nomura Minnesota High-Yield Municipal Bond Fund
Macquarie Tax-Free Minnesota Fund	Nomura Tax-Free Minnesota Fund
3. Investments
For the six months ended February 28, 2026, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Nomura Minnesota High-Yield Municipal Bond Fund	$8,641,241	$11,828,866
Nomura Tax-Free Minnesota Fund	19,780,885	33,616,706

At February 28, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Nomura Minnesota High-Yield Municipal Bond Fund	$232,365,477	$4,948,720	$(8,824,676)	$(3,875,956)
Nomura Tax-Free Minnesota Fund	544,906,877	13,091,492	(14,589,962)	(1,498,470)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2025, each Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Nomura Minnesota High-Yield Municipal Bond Fund	$ 4,682,041	$6,268,435	$ 10,950,476
Nomura Tax-Free Minnesota Fund	9,237,722	25,802,169	35,039,891 *
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
3. Investments (continued)
investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2026:
Nomura Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$221,789,521
Short-Term Investments	6,700,000
Total Value of Securities	$228,489,521
Nomura Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$540,808,407

Nomura Tax-Free Minnesota Fund
Level 2
Short-Term Investments	$2,600,000
Total Value of Securities	$543,408,407
During the six months ended February 28, 2026, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. As of February 28, 2026, there were no Level 3 investments in either Funds.
4. Capital Shares
Transactions in capital shares were as follows:
	Nomura Minnesota High-Yield Municipal Bond Fund		Nomura Tax-Free Minnesota Fund
	Six months ended	Year ended	Six months ended	Year ended
	2/28/26	8/31/25	2/28/26	8/31/25
Shares sold:
Class A	1,102,656	1,340,670	822,956	5,368,197
Class C	39,836	121,572	2,792	80,646
Institutional Class	2,707,975	6,445,764	3,283,475	10,307,418

Shares issued upon reinvestment of dividends and distributions:
Class A	144,927	311,777	413,774	851,677
Class C	9,045	20,923	4,813	14,258
Institutional Class	274,893	522,869	346,581	647,798
	4,279,332	8,763,575	4,874,391	17,269,994

Shares redeemed:
Class A	(1,479,864)	(2,275,675)	(2,568,492)	(6,354,530)
Class C	(61,549)	(297,527)	(74,796)	(346,679)
Institutional Class	(2,424,203)	(5,665,743)	(3,470,077)	(9,535,429)
	(3,965,616)	(8,238,945)	(6,113,365)	(16,236,638)
Net increase (decrease)	313,716	524,630	(1,238,974)	1,033,356

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
4. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2026 and the year ended August 31, 2025, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Nomura Minnesota High-Yield Municipal Bond Fund
Six months ended
2/28/26	—	4,988	—	5,003	—	$49,615
Year ended
8/31/25	2,024	13,907	2,632	16,584	2,024	180,945

Nomura Tax-Free Minnesota Fund
Six months ended
2/28/26	3,760	9,445	—	9,491	3,760	146,954
Year ended
8/31/25	5,840	17,404	2,233	14,474	11,069	283,090
5. Line of Credit
Each Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
Each Fund had no amounts outstanding as of February 28, 2026, or at any time during the period then ended.
6. Securities Lending
Each Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired.

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
6. Securities Lending (continued)
Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended February 28, 2026, each Fund had no securities out on loan.
7. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and are subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.
Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
From time to time, each Fund may invest in industrial development bonds or pollution control revenue bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds'' are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds' limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds' 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
8. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
9. Recent Accounting Pronouncements
Each Fund adopted FASB Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of February 28, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction if material. Because each Fund does not pay a material amount of income taxes, there was not a significant impact to the income tax disclosures.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to February 28, 2026, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Nomura Funds Minnesota municipal bond funds
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting, shareholders of each Fund approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
Fund	Special Shareholder Meeting Date	For	Against	Abstain
Nomura Minnesota High-Yield Municipal Bond Fund	10/23/25	10,431,007	214,117	1,304,244
Nomura Tax-Free Minnesota Fund	9/30/25	23,297,890	602,576	1,493,738
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s

Other Fund information (Unaudited)
Nomura Funds Minnesota municipal bond funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.

In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and
• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the

Other Fund information (Unaudited)
Nomura Funds Minnesota municipal bond funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would  not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of

Other Fund information (Unaudited)
Nomura Funds Minnesota municipal bond funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.

Other Fund information (Unaudited)
Nomura Funds Minnesota municipal bond funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5317614)
SA-MNALL-0426
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Tax Free Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 29, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 29, 2026